Average Annual Total Returns - DWS CROCI International Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 01, 2014	3.12%	5.87%	3.69%	(2.63%)	4.20%	1.87%